IMPAIRMENT OF LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
IMPAIRMENT OF LONG-TERM ASSETS [Abstract]
Impairment of long-term assets
Impairment of long-term assets as at December 31, 2011, 2010 and 2009 are as follows:

(in thousands of $)	2011	2010	2009
Cost method investment (unlisted) (see note 19)	—	3,000	—
FSRU conversion parts (see note 19)	500	1,500	1,500
	500	4,500	1,500